UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(626) 914-7363

Registrant's telephone number, including area code

Date of fiscal year end: February 29, 2020

Date of reporting period:  November 30, 2019

Item 1. Schedule of Investments.

Pzena Mid Cap Value Fund
Schedule of Investments
November 30, 2019 (Unaudited)
			% of
	Shares	Fair Value	Net Assets
COMMON STOCKS - 96.17%
Consumer Discretionary - 17.68%
Avis Budget Group, Inc. (a)	52,825	$1,571,544	2.45%
Gildan Activewear, Inc. (b)	27,444	798,895	1.25%
Interpublic Group of Cos., Inc.	77,676	1,739,942	2.71%
Lear Corp.	18,907	2,274,701	3.54%
Mohawk Industries, Inc. (a)	9,414	1,312,029	2.04%
Newell Brands, Inc.	96,241	1,849,752	2.88%
Omnicom Group, Inc.	2,774	220,478	0.34%
PVH Corp.	16,333	1,583,648	2.47%
		11,350,989	17.68%
Energy - 11.63%
Baker Hughes, a GE Co.	45,595	1,022,240	1.59%
Cenovus Energy, Inc. (b)	143,035	1,271,581	1.98%
Halliburton Co.	113,793	2,388,515	3.72%
National Oilwell Varco, Inc.	87,287	1,968,322	3.07%
TechnipFMC PLC (b)	43,121	812,400	1.27%
		7,463,058	11.63%
Financial Services - 29.48%
Apollo Global Management, Inc.	36,404	1,594,495	2.48%
AXA Equitable Holdings, Inc.	81,832	2,024,524	3.16%
Axis Capital Holdings, Ltd. (b)	28,463	1,684,440	2.62%
CNO Financial Group, Inc.	90,638	1,642,361	2.56%
Fifth Third Bancorp	64,507	1,947,466	3.03%
Invesco, Ltd. (b)	70,142	1,231,693	1.92%
KeyCorp	99,786	1,934,850	3.02%
KKR & Co., Inc. - Class A	67,275	1,983,940	3.09%
Realogy Holdings Corp.	107,125	1,121,599	1.75%
Regions Financial Corp.	113,479	1,888,291	2.94%
Voya Financial, Inc.	32,071	1,869,098	2.91%
		18,922,757	29.48%
Health Care - 5.54%
Cardinal Health, Inc.	24,688	1,358,581	2.12%
McKesson Corp.	10,629	1,537,378	2.39%
Mylan N.V. (a)(b)	35,244	661,882	1.03%
		3,557,841	5.54%
Materials & Processing - 4.04%
JELD-WEN Holding, Inc. (a)	110,265	2,508,529	3.91%
Olin Corp.	4,800	84,096	0.13%
		2,592,625	4.04%
Producer Durables - 18.53%
AECOM Technology Corp. (a)	49,493	2,144,532	3.34%
Carlisle Cos., Inc.	3,870	603,642	0.94%
Genpact, Ltd. (b)	27,033	1,100,243	1.71%
KBR, Inc.	33,308	991,579	1.55%
Ryder System, Inc.	34,122	1,791,064	2.79%
Snap-on, Inc.	7,693	1,234,419	1.92%
Stanley Black & Decker, Inc.	10,127	1,597,433	2.49%
Terex Corp.	44,140	1,239,010	1.93%
Wabtec Corp.	15,168	1,191,750	1.86%
		11,893,672	18.53%
Technology - 7.59%
Anixter International, Inc. (a)	18,577	1,594,650	2.49%
Avnet, Inc.	40,965	1,665,227	2.59%
Hewlett Packard Enterprise Co.	101,856	1,612,380	2.51%
		4,872,257	7.59%

Utilities - 1.68%
Edison International	15,595	1,077,614	1.68%
Total Common Stocks (Cost $62,745,630)		61,730,813	96.17%

SHORT-TERM INVESTMENTS - 3.74%
Money Market Fund - 3.74%
Fidelity Institutional - Government Portfolio - Class I, 1.53% (c)	2,404,835	2,404,835	3.74%
Total Short-Term Investments (Cost $2,404,835)		2,404,835	99.91%

Total Investments (Cost $65,150,465) - 99.91%		64,135,648	99.91%
Other Assets in Excess of Liabilities - 0.09%		55,134	0.09%
TOTAL NET ASSETS - 100.00%		$64,190,782	100.00%

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate listed is the Fund's 7-day annualized yield as of November 30, 2019.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Pzena Emerging Markets Value Fund
Schedule of Investments
November 30, 2019 (Unaudited)
			% of
	Shares	Fair Value	Net Assets
COMMON STOCKS - 92.98%
Brazil - 2.41%
Light S.A.	1,674,239	$8,011,924	2.41%
China - 20.75%
Baidu, Inc. - ADR (a)	57,051	6,762,255	2.04%
China Agri-Industries Holdings, Ltd.	21,142,000	11,100,077	3.34%
China Construction Bank Corp.	7,909,000	6,294,304	1.90%
China Dongxiang Group Co.	28,722,000	3,228,757	0.97%
China Mobile, Ltd.	697,000	5,253,187	1.58%
China Resources Power Holdings Co., Ltd.	6,852,000	8,910,523	2.68%
China Shenhua Energy Co., Ltd.	2,204,500	4,269,209	1.29%
Dongfeng Motor Group Co., Ltd.	6,526,000	6,269,068	1.89%
Grand Baoxin Auto Group, Ltd. (a)	21,118,500	3,911,733	1.18%
Huadian Power International Corp., Ltd.	15,324,000	5,578,984	1.68%
Lenovo Group, Ltd.	11,058,000	7,303,066	2.20%
		68,881,163	20.75%
Czech Republic - 1.88%
CEZ	282,481	6,255,442	1.88%
Hong Kong - 3.11%
Man Wah Holdings, Ltd.	1,926,000	1,390,090	0.42%
Pacific Basin Shipping, Ltd.	42,835,000	8,919,170	2.69%
		10,309,260	3.11%
Hungary - 0.99%
OTP Bank PLC	69,884	3,289,449	0.99%
India - 5.97%
Aurobindo Pharma, Ltd.	61,303	384,460	0.12%
ICICI Bank, Ltd. - ADR	271,904	3,831,128	1.15%
NTPC, Ltd.	3,833,806	6,217,994	1.87%
Punjab National Bank (a)	6,173,073	5,644,936	1.70%
State Bank of India (a)	117,859	561,632	0.17%
State Bank of India - GDR (a)	67,053	3,188,370	0.96%
		19,828,520	5.97%
Malaysia - 1.32%
Genting Malaysia Berhad	5,829,100	4,382,467	1.32%
Poland - 1.23%
Cyfrowy Polsat S.A.	573,594	4,090,298	1.23%
Republic of Korea - 15.59%
Dongbu Insurance Co., Ltd.	182,240	8,593,970	2.59%
Hana Financial Group, Inc.	142,117	4,301,471	1.30%
Hyundai Motor Co.	14,850	1,521,272	0.46%
KB Financial Group, Inc.	112,700	4,393,883	1.32%
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	65,763	6,681,251	2.01%
LG Electronics, Inc.	22,492	1,331,068	0.40%
POSCO	50,594	9,873,358	2.97%
Samsung Electronics Co., Ltd.	199,114	8,479,392	2.55%
Shinhan Financial Group Co., Ltd.	177,770	6,554,531	1.98%
Shinhan Financial Group Co., Ltd. - ADR (a)	450	16,704	0.01%
		51,746,900	15.59%
Romania - 1.29%
Banca Transilvania S.A.	7,311,471	4,294,970	1.29%
Russian Federation - 6.24%
LUKOIL PJSC - ADR	97,466	9,294,358	2.80%
MMC Norilsk Nickel PJSC	101,741	2,670,701	0.80%
Rosneft Oil Co. - GDR	1,292,134	8,760,669	2.64%
		20,725,728	6.24%
Singapore - 2.20%
Wilmar International, Ltd.	2,440,600	7,298,957	2.20%
South Africa - 3.59%
Reunert, Ltd.	826,836	3,888,536	1.17%
Sasol	444,727	8,013,920	2.42%
		11,902,456	3.59%
Taiwan - 10.83%
Catcher Technology Co., Ltd.	743,000	6,075,892	1.83%
Compal Electronics, Inc.	5,377,000	3,313,207	1.00%
Hon Hai Precision Industry Co., Ltd.	2,737,132	7,939,437	2.39%
Lite-On Technology Corp.	4,176,000	6,624,552	1.99%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,194,000	11,935,891	3.60%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,125	59,726	0.02%
		35,948,705	10.83%
Thailand - 3.02%
Bangkok Bank Public Co., Ltd.	356,500	2,094,109	0.63%
Bangkok Bank Public Co., Ltd. - NVDR	290,700	1,697,975	0.51%
Siam Commercial Bank PLC - NVDR	1,555,200	6,227,491	1.88%
		10,019,575	3.02%

Turkey - 2.85%
Akbank T.A.S. (a)	3,188,752	4,308,787	1.30%
Ford Otomotiv Sanayi A.S.	462,686	5,133,580	1.55%
		9,442,367	2.85%
United Arab Emirates - 1.73%
Abu Dhabi Commercial Bank PJSC	2,790,881	5,736,534	1.73%
United Kingdom - 3.87%
Antofagasta PLC	399,362	4,483,151	1.35%
Standard Chartered PLC	926,334	8,355,000	2.52%
		12,838,151	3.87%
United States - 4.11%
Cognizant Technology Solutions Corp. - Class A	119,636	7,669,864	2.31%
Flextronics International, Ltd. (a)	501,861	5,957,090	1.80%
		13,626,954	4.11%
Total Common Stocks (Cost $320,587,923)		308,629,820	92.98%

PREFERRED STOCKS - 2.99%
Brazil - 1.34%
Cia Energetica de Minas Gerais, 4.64%	1,447,970	4,435,877	1.34%
Republic of Korea - 1.65%
Hyundai Motor Co., 5.62%	89,926	5,489,281	1.65%
Total Preferred Stocks (Cost $11,507,573)		9,925,158	2.99%

SHORT-TERM INVESTMENTS - 3.96%
Money Market Fund - 3.96%
Fidelity Institutional - Government Portfolio - Class I, 1.53% (b)	13,140,896	13,140,896	3.96%
Total Short-Term Investments (Cost $13,140,896)		13,140,896	3.96%

Total Investments (Cost $345,236,392) - 99.93%		331,695,874	99.93%
Other Assets in Excess of Liabilities - 0.07%		225,840	0.07%
TOTAL NET ASSETS - 100.00%		$331,921,714	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
GDR	Global Depository Receipt
NVDR	Non-voting Depository Receipt
PJSC	Private Joint Stock Company
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	The rate listed is the Fund's 7-day annualized yield as of November 30, 2019.

Pzena Emerging Markets Value Fund
Portfolio Diversification
November 30, 2019 (Unaudited)
		% of
	Fair Value	Net Assets
COMMON STOCKS
Communication Services	$16,105,740	4.85%
Consumer Discretionary	27,168,034	8.18%
Consumer Staples	18,399,034	5.54%
Energy	22,324,236	6.73%
Financials	79,385,245	23.92%
Health Care	384,460	0.12%
Industrials	19,488,958	5.87%
Information Technology	65,358,117	19.69%
Materials	25,041,130	7.54%
Utilities	34,974,866	10.54%
Total Common Stocks	308,629,820	92.98%
PREFERRED STOCKS
Consumer Discretionary	5,489,281	1.65%
Utilities	4,435,877	1.34%
Total Preferred Stocks	9,925,158	2.99%
Short-Term Investments	13,140,896	3.96%
Total Investments	331,695,874	99.93%
Other Assets in Excess of Liabilities	225,840	0.07%
Total Net Assets	$331,921,714	100.00%

The accompanying notes are an integral part of these financial statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor's Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by Pzena Investment
Management, LLC.

Pzena Long/Short Value Fund
Schedule of Investments
November 30, 2019 (Unaudited)
			% of
	Shares	Fair Value	Net Assets
COMMON STOCKS - 101.63%
Consumer Discretionary - 20.42%
Booking Holdings, Inc. (a)	221	$420,791	1.70%
Expedia Group, Inc. (d)	4,263	433,376	1.75%
Ford Motor Co. (d)	49,996	452,964	1.83%
Gildan Activewear, Inc. (b)(d)	10,100	294,011	1.19%
H&R Block, Inc. (d)	18,745	457,003	1.84%
Interpublic Group Cos., Inc.	3,503	78,467	0.32%
Lear Corp. (d)	4,885	587,714	2.37%
Lennar Corp. - Class A (d)	7,624	454,772	1.83%
Newell Brands, Inc. (d)	21,094	405,427	1.64%
Omnicom Group, Inc.	11,150	886,202	3.58%
PVH Corp. (d)	6,044	586,026	2.37%
		5,056,753	20.42%
Energy - 7.44%
Baker Hughes, a GE Co. (d)	11,043	247,584	1.00%
Cenovus Energy, Inc. (b)(d)	22,264	197,927	0.80%
ExxonMobil Corp.	3,755	255,828	1.03%
Halliburton Co. (d)	20,228	424,586	1.72%
National Oilwell Varco, Inc. (d)	26,680	601,634	2.43%
Royal Dutch Shell PLC - ADR	1,972	113,370	0.46%
		1,840,929	7.44%
Financial Services - 29.82%
American International Group, Inc. (d)	10,583	557,301	2.25%
AXA Equitable Holdings, Inc. (d)	19,747	488,541	1.97%
Axis Capital Holdings, Ltd. (b)(d)	10,080	596,534	2.41%
Bank of America Corp.	16,890	562,775	2.27%
Capital One Financial Corp. (d)	6,717	671,767	2.71%
CBRE Group, Inc. - Class A (a)(d)	3,991	227,567	0.92%
Chubb, Ltd. (b)(d)	2,881	436,414	1.76%
Citigroup, Inc.	8,218	617,336	2.49%
Goldman Sachs Group, Inc.	1,440	318,744	1.29%
JPMorgan Chase & Co.	3,676	484,350	1.96%
KKR & Co., Inc. - Class A (d)	9,478	279,506	1.13%
Metlife, Inc. (d)	10,457	521,909	2.11%
Morgan Stanley	9,051	447,843	1.81%
RenaissanceRe Holdings, Ltd. (b)(d)	2,272	427,886	1.73%
UBS Group AG (b)(d)	9,311	113,129	0.46%
Voya Financial, Inc.	6,326	368,679	1.49%
Wells Fargo & Co. (d)	4,833	263,205	1.06%
		7,383,486	29.82%
Health Care - 11.01%
AbbVie, Inc. (d)	1,757	154,141	0.62%
AmerisourceBergen Corp.	1,521	133,711	0.54%
Anthem, Inc. (d)	1,450	418,557	1.69%
Biogen, Inc. (a)(d)	1,546	463,506	1.87%
Gilead Sciences, Inc. (d)	4,458	299,756	1.21%
Humana, Inc. (d)	368	125,573	0.51%
McKesson Corp. (d)	3,898	563,807	2.28%
Mylan N.V. (a)(b)	6,063	113,863	0.46%
UnitedHealth Group, Inc. (d)	1,618	452,830	1.83%
		2,725,744	11.01%
Materials & Processing - 1.85%
JELD-WEN Holding, Inc. (a)(d)	20,134	458,048	1.85%
Producer Durables - 12.63%
AECOM Technology Corp. (a)(d)	8,135	352,490	1.42%
CH Robinson Worldwide, Inc. (d)	3,657	281,040	1.13%
General Electric Co. (d)	44,977	506,891	2.05%
Genpact, Ltd. (b)	10,240	416,768	1.68%
MAXIMUS, Inc. (d)	1,681	125,487	0.51%
Ryder System, Inc. (d)	7,134	374,464	1.51%

Stanley Black & Decker, Inc. (d)	2,437	384,412	1.55%
Terex Corp.	8,019	225,093	0.91%
United Airlines Holdings, Inc. (a)(d)	1,354	125,651	0.51%
Wabtec Corp. (d)	4,274	335,808	1.36%
		3,128,104	12.63%
Technology - 10.54%
Amdocs, Ltd. (b)(d)	6,971	483,090	1.95%
Avnet, Inc.	11,456	465,686	1.88%
Cognizant Technology Solutions Corp. - Class A (d)	8,304	532,370	2.15%
Hewlett Packard Enterprise Co.	23,118	365,958	1.48%
Intel Corp. (d)	3,639	211,244	0.85%
Oracle Corp.	9,826	551,632	2.23%
		2,609,980	10.54%
Utilities - 7.92%
AES Corp. (d)	23,797	450,001	1.82%
Edison International	8,529	589,354	2.38%
j2 Global, Inc. (d)	4,738	459,681	1.85%
Verizon Communications, Inc. (d)	7,674	462,282	1.87%
		1,961,318	7.92%
Total Common Stocks (Cost $25,184,101)		25,164,362	101.63%

REITs - 8.30%
Brixmor Property Group, Inc. (d)	21,822	478,775	1.93%
Lamar Advertising Co. - Class A	5,626	469,377	1.90%
Park Hotels & Resorts, Inc.	3,463	81,900	0.33%
Service Properties Trust	5,362	124,881	0.50%
Starwood Property Trust, Inc. (d)	18,229	446,610	1.80%
Ventas, Inc. (d)	7,805	455,110	1.84%
Total REITs (Cost $1,929,792)		2,056,653	8.30%

SHORT-TERM INVESTMENTS - 0.13%
Money Market Fund - 0.13%
Fidelity Institutional - Government Portfolio - Class I, 1.53% (c)	31,208	31,208	0.13%
Total Short-Term Investments (Cost $31,208)		31,208	0.13%

Total Investments (Cost $27,145,101) - 110.06%		27,252,223	110.06%
Liabilities in Excess of Other Assets - (10.06)%		(2,490,468)	(10.06)%
TOTAL NET ASSETS - 100.00%		$24,761,755	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate listed is the Fund's 7-day annualized yield as of November 30, 2019.
(d)	All or a portion of the security has been pledged in connection with open short securitites.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Pzena Long/Short Value Fund
Schedule of Securities Sold Short
November 30, 2019 (Unaudited)
			% of
	Shares	Fair Value	Net Assets
COMMON STOCKS - 54.45%
Consumer Discretionary - 9.12%
Amazon.com, Inc. (a)	97	$174,678	0.70%
Chegg, Inc. (a)	5,102	197,804	0.80%
Five Below, Inc. (a)	1,669	206,472	0.83%
Floor & Decor Holdings, Inc. - Class A (a)	4,183	200,826	0.81%
Liberty Global PLC - Class A (a)(b)	7,093	159,947	0.65%
Madison Square Garden Co. - Class A (a)	700	197,246	0.80%
New York Times Co. - Class A	4,253	137,159	0.55%
Ollie's Bargain Outlet Holdings, Inc. (a)	1,885	123,279	0.50%
Service Corp. International	3,859	169,873	0.69%
Tesla, Inc. (a)	384	126,697	0.51%
Trade Desk, Inc. - Class A (a)	766	201,718	0.81%
Vail Resorts, Inc.	728	176,664	0.71%
Wayfair, Inc. - Class A (a)	2,204	187,164	0.76%
		2,259,527	9.12%
Consumer Staples - 0.61%
Hormel Foods Corp.	3,407	151,714	0.61%
Financial Services - 3.01%
Cboe Global Markets, Inc.	1,006	119,613	0.48%
Markel Corp. (a)	176	199,857	0.81%
Weyerhaeuser Co.	7,386	217,961	0.88%
Zillow Group, Inc. - Class A (a)	5,314	207,565	0.84%
		744,996	3.01%
Health Care - 14.98%
Align Technology, Inc. (a)	508	140,889	0.57%
Alnylam Pharmaceuticals, Inc. (a)	1,746	204,526	0.83%
Amarin Corp. PLC - ADR (a)	10,375	220,676	0.89%
Amedisys, Inc. (a)	1,323	215,596	0.87%
BioMarin Pharmaceutical, Inc. (a)	2,292	184,987	0.75%
Blueprint Medicines Corp. (a)	1,686	138,319	0.56%
Elanco Animal Health, Inc. (a)	6,938	192,252	0.78%
Exact Sciences Corp. (a)	1,603	129,859	0.52%
FibroGen, Inc. (a)	4,401	186,470	0.75%
Guardant Health, Inc. (a)	2,392	185,787	0.75%
HealthEquity, Inc. (a)	3,228	203,009	0.82%
Illumina, Inc. (a)	556	178,343	0.72%
Incyte Corp. (a)	1,692	159,319	0.64%
Moderna, Inc. (a)	10,197	207,611	0.84%
Nektar Therapeutics (a)	9,813	199,106	0.80%
Neogen Corp. (a)	2,443	162,631	0.66%
Penumbra, Inc. (a)	1,116	197,443	0.80%
Sarepta Therapeutics, Inc. (a)	1,970	221,605	0.90%
Tandem Diabetes Care, Inc. (a)	2,728	188,314	0.76%
Teladoc Health, Inc. (a)	2,291	191,848	0.77%
		3,708,590	14.98%
Materials & Processing - 4.64%
AptarGroup, Inc.	1,496	167,731	0.68%
Ashland Global Holdings, Inc.	2,404	172,367	0.70%
Lennox International, Inc.	682	174,490	0.70%
Louisiana-Pacific Corp.	6,264	185,790	0.75%
RBC Bearings, Inc. (a)	1,065	176,662	0.71%
Trex Co., Inc. (a)	1,345	115,751	0.47%
W.R. Grace & Co.	2,349	156,984	0.63%
		1,149,775	4.64%
Producer Durables - 6.11%
Axon Enterprise, Inc. (a)	2,590	191,142	0.77%
Boeing Co.	433	158,556	0.64%
Brink's Co.	2,382	221,526	0.90%
CSX Corp.	2,488	177,992	0.72%
Mettler-Toledo International, Inc. (a)	262	188,485	0.76%

MSA Safety, Inc.	1,712	212,168	0.86%
Norfolk Southern Corp.	872	168,732	0.68%
Rollins, Inc.	5,415	194,128	0.78%
		1,512,729	6.11%
Technology - 14.62%
Adobe, Inc. (a)	609	188,504	0.76%
Autodesk, Inc. (a)	1,049	189,764	0.77%
Cargurus, Inc. (a)	5,461	218,931	0.88%
Cree, Inc. (a)	4,183	184,930	0.75%
Dropbox, Inc. - Class A (a)	7,992	147,772	0.60%
Elastic N.V. (a)(b)	2,366	187,884	0.76%
Fortinet, Inc. (a)	1,798	188,988	0.76%
GoDaddy, Inc. - Class A (a)	2,675	177,567	0.72%
MongoDB, Inc. (a)	841	125,057	0.51%
Monolithic Power Systems, Inc.	1,279	205,510	0.83%
Palo Alto Networks, Inc. (a)	756	171,778	0.69%
PTC, Inc. (a)	2,688	205,901	0.83%
RealPage, Inc. (a)	2,767	152,268	0.61%
Smartsheet, Inc. - Class A (a)	3,181	150,875	0.61%
Splunk, Inc. (a)	1,014	151,309	0.61%
Twilio, Inc. - Class A (a)	1,790	184,871	0.75%
Twitter, Inc. (a)	4,329	133,809	0.54%
VeriSign, Inc. (a)	653	124,553	0.50%
ViaSat, Inc. (a)	2,252	165,522	0.67%
Workday, Inc. - Class A (a)	999	178,941	0.72%
Zscaler, Inc. (a)	3,548	184,957	0.75%
		3,619,691	14.62%
Utilities - 1.36%
Telephone & Data Systems, Inc.	7,057	167,321	0.68%
U.S. Cellular Corp. (a)	4,993	169,313	0.68%
		336,634	1.36%
Total Common Stocks (Proceeds $12,958,912)		13,483,656	54.45%

REITs - 2.03%
Brookfield Property REIT, Inc. - Class A	9,048	172,093	0.70%
Duke Realty Corp.	4,019	141,389	0.57%
JBG SMITH Properties	4,705	187,635	0.76%
Total REITs (Proceeds $470,441)		501,117	2.03%

Total Securities Sold Short (Proceeds $13,429,353) - 56.48%		$13,984,773	56.48%

Percentages are stated as a percent of net assets.

As of November 30, 2019, securities and cash collateral of $14,028,743 has been pledged in connection with open short securities.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign issued security.

Pzena Small Cap Value Fund
Schedule of Investments
November 30, 2019 (Unaudited)
			% of
	Shares	Fair Value	Net Assets
COMMON STOCKS - 95.26%
Consumer Discretionary - 7.68%
Avis Budget Group, Inc. (a)	37,043	$1,102,029	3.29%
Dana, Inc.	29,775	504,686	1.50%
Hooker Furniture Corp.	20,135	479,415	1.43%
Motorcar Parts of America, Inc. (a)	25,016	488,062	1.46%
		2,574,192	7.68%
Consumer Staples - 6.40%
Spectrum Brands Holdings, Inc.	18,445	1,153,181	3.44%
Universal Corp.	19,049	994,739	2.96%
		2,147,920	6.40%
Energy - 5.34%
Murphy Oil Corp.	40,477	931,376	2.78%
NexTier Oilfield Solutions, Inc. (a)	179,173	858,238	2.56%
		1,789,614	5.34%
Financial Services - 29.10%
American Equity Investment Life Holding Co. (a)	29,997	891,511	2.66%
Argo Group International Holdings, Ltd. (b)	7,458	490,587	1.46%
Associated Banc-Corp.	52,500	1,125,600	3.36%
Axis Capital Holdings, Ltd. (b)	21,059	1,246,271	3.72%
CNO Financial Group, Inc.	56,615	1,025,864	3.06%
First Midwest Bancorp, Inc.	36,472	786,336	2.34%
Hope Bancorp, Inc.	66,080	958,821	2.86%
Realogy Holdings Corp.	24,961	261,342	0.78%
Synovus Financial Corp.	18,431	702,037	2.09%
TCF Financial Corp.	15,032	638,710	1.90%
Webster Financial Corp.	20,230	984,999	2.94%
WSFS Financial Corp.	14,523	647,580	1.93%
		9,759,658	29.10%
Health Care - 5.28%
Triple-S Management Corp. - Class B (a)(b)	44,987	861,501	2.57%
Varex Imaging Corp. (a)	30,409	910,445	2.71%
		1,771,946	5.28%
Materials & Processing - 8.44%
Gibraltar Industries, Inc. (a)	7,438	388,413	1.16%
JELD-WEN Holding, Inc. (a)	57,463	1,307,283	3.90%
Masonite International Corp. (a)(b)	15,185	1,090,283	3.25%
Olin Corp.	2,500	43,800	0.13%
		2,829,779	8.44%
Producer Durables - 18.74%
Actuant Corp. - Class A	37,463	920,091	2.74%
KBR, Inc.	11,912	354,620	1.06%
REV Group, Inc.	69,392	902,096	2.69%
Ryder System, Inc.	20,439	1,072,843	3.20%
Steelcase, Inc.	17,889	324,149	0.97%
Sykes Enterprises, Inc. (a)	18,409	646,892	1.93%
Terex Corp.	38,974	1,094,000	3.26%
TriMas Corp. (a)	31,272	968,807	2.89%
		6,283,498	18.74%
Technology - 14.28%
Anixter International, Inc. (a)	12,909	1,108,109	3.31%
ARC Document Solutions, Inc. (a)	15,470	17,326	0.05%
Avnet, Inc.	15,614	634,709	1.89%
Celestica, Inc. (a)(b)	103,598	802,885	2.39%
Insight Enterprises, Inc. (a)	4,490	294,499	0.88%
Jabil, Inc.	7,095	275,570	0.82%
ScanSource, Inc. (a)	28,607	1,013,260	3.02%
Super Micro Computer, Inc. (a)	30,184	642,919	1.92%
		4,789,277	14.28%
Total Common Stocks (Cost $31,188,910)		31,945,884	95.26%

REITs - 0.81%
DiamondRock Hospitality Co.	26,446	272,394	0.81%
Total REITs (Cost $288,955)		272,394	0.81%

SHORT-TERM INVESTMENTS - 4.10%
Money Market Fund - 4.10%
Fidelity Institutional - Government Portfolio - Class I, 1.53% (c)	1,372,479	1,372,479	4.10%
Total Short-Term Investments (Cost $1,372,479)		1,372,479	4.10%

Total Investments (Cost $32,850,344) - 100.17%		33,590,757	100.17%
Liabilities in Excess of Other Assets - (0.17)%		(56,154)	(0.17)%
TOTAL NET ASSETS - 100.00%		$33,534,603	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate listed is the Fund's 7-day annualized yield as of November 30, 2019.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Pzena International Small Cap Value Fund
Schedule of Investments
November 30, 2019 (Unaudited)
			% of
	Shares	Fair Value	Net Assets
COMMON STOCKS - 95.23%
Australia - 1.08%
OFX Group, Ltd.	23,268	$21,247	1.08%
Austria - 2.69%
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,922	53,153	2.69%
Belgium - 2.06%
Orange Belgium S.A.	1,835	40,739	2.06%
Canada - 9.22%
Celestica, Inc. (a)	5,891	45,813	2.32%
Dorel Industries, Inc. - Class B (a)	2,231	9,943	0.50%
Genworth MI Canada, Inc. (a)	1,105	46,686	2.37%
Linamar Corp.	1,352	45,457	2.31%
Transcontinental, Inc. - Class A	3,069	33,964	1.72%
		181,863	9.22%
France - 13.33%
Coface S.A.	4,499	49,719	2.52%
Europcar Mobility Group	10,064	45,995	2.33%
Ipsos	2,301	73,522	3.73%
Rexel S.A.	7,027	85,746	4.35%
Technicolor S.A. (a)	9,732	7,929	0.40%
		262,911	13.33%
Germany - 8.61%
Bertrandt AG	543	31,708	1.61%
Deutsche Pfandbriefbank AG	3,510	52,866	2.68%
Salzgitter AG	4,310	85,240	4.32%
		169,814	8.61%
Hong Kong - 4.64%
Ju Teng International Holdings, Ltd.	124,000	31,522	1.60%
Pacific Basin Shipping, Ltd.	288,000	59,968	3.04%
		91,490	4.64%
Italy - 8.35%
Anima Holding S.p.A.	7,004	35,899	1.82%
BPER Banca	3,686	17,849	0.90%
Danieli & C Officine Meccaniche S.p.A.	5,255	62,647	3.18%
Maire Tecnimont S.p.A.	11,142	30,838	1.56%
UBI Banca - Unione di Banche Italiane S.p.A	5,422	17,522	0.89%
		164,755	8.35%
Japan - 16.37%
DIC Corp.	1,900	51,572	2.61%
Foster Electric Co., Ltd.	4,400	81,309	4.12%
Fukuoka Financial Group, Inc.	1,700	32,393	1.64%
Hitachi Metals, Ltd.	5,900	82,606	4.19%
Tsubakimoto Chain Co.	800	27,344	1.39%
Zeon Corp.	3,700	47,679	2.42%
		322,903	16.37%
Netherlands - 6.09%
Flow Traders	1,763	41,375	2.10%
Koninklijke BAM Groep N.V.	11,050	30,145	1.53%
PostNL N.V.	23,000	48,655	2.46%
		120,175	6.09%
Norway - 1.84%
Subsea 7 S.A.	3,473	36,354	1.84%

Republic of Korea - 1.96%
DB Insurance Co., Ltd.	820	38,669	1.96%
Spain - 2.11%
Unicaja Banco S.A.	41,248	41,561	2.11%
Switzerland - 1.85%
Aryzta AG (a)	34,673	36,589	1.85%
United Kingdom - 15.03%
Balfour Beatty PLC	12,041	34,384	1.74%
Capita PLC (a)	24,522	50,235	2.55%
Drax Group PLC	15,916	57,430	2.91%
John Wood Group PLC	9,084	41,272	2.09%

Northgate PLC	11,427	46,700	2.37%
Petrofac, Ltd.	5,453	27,116	1.37%
SIG PLC	24,423	39,451	2.00%
		296,588	15.03%
Total Common Stocks (Cost $2,161,843)		1,878,811	95.23%

SHORT-TERM INVESTMENTS - 5.17%
Money Market Fund - 5.17%
Fidelity Institutional - Government Portfolio - Class I, 1.53% (b)	102,078	102,078	5.17%
Total Short-Term Investments (Cost $102,078)		102,078	5.17%

Total Investments (Cost $2,263,921) - 100.40%		1,980,889	100.40%
Liabilities in Excess of Other Assets - (0.40)%		(7,981)	(0.40)%
TOTAL NET ASSETS - 100.00%		$1,972,908	100.00%

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	The rate listed is the Fund's 7-day annualized yield as of November 30, 2019.

Pzena International Small Cap Value Fund
Portfolio Diversification
November 30, 2019 (Unaudited)
		% of
	Fair Value	Net Assets
COMMON STOCKS
Communication Services	$122,190	6.19%
Consumer Discretionary	136,709	6.93%
Consumer Staples	36,589	1.85%
Energy	104,742	5.31%
Financials	448,938	22.76%
Industrials	627,781	31.82%
Information Technology	77,335	3.92%
Materials	267,097	13.54%
Utilities	57,430	2.91%
Total Common Stocks	1,878,811	95.23%
Short-Term Investments	102,078	5.17%
Total Investments	1,980,889	100.40%
Liabilities in Excess of Other Assets	(7,981)	(0.40)%
Total Net Assets	$1,972,908	100.00%

The accompanying notes are an integral part of these financial statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor's Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by Pzena Investment
Management, LLC.

Note 1 - Summary of Fair Value Measurements at November 30, 2019 (Unaudited)
The Pzena Mid Cap Value Fund, Pzena Emerging Markets Value Fund, Pzena Long/Short Value Fund,
Pzena Small Cap Value Fund, and Pzena International Small Cap Value Fund's (each a "Fund" and collectively, the "Funds") investments in securities are carried at their fair value. Each Fund computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00pm, EST).

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, repayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global
Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Participatory Notes - Participatory notes are valued with an evaluated price provided by an independent pricing service. These securities will generally be classified in Level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Debt securities having a maturity of 60 days or less are valued at the evaluated mean between the bid and ask price. These securities will generally be classified Level 2 of the fair value hierarchy.

Investment Companies - Investments in open-end mutual funds, including money market funds, are valued at their net asset value per share. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by each Fund. Illiquid securities may be valued under methods approved by the Funds' Board of Trustees ("Board") as reflecting fair value. The Funds intend to hold no more than 15% of their net assets in illiquid securities.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds' Board as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Funds' investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Funds' Board.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of of representatives from the Funds' administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank
Global Fund Services. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closingprice does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either
Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund's securities as of
November 30, 2019:

Pzena Mid Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$11,350,989	$-	$-	$11,350,989
Energy	7,463,058	-	-	7,463,058
Financial Services	18,922,757	-	-	18,922,757
Health Care	3,557,841	-	-	3,557,841
Materials & Processing	2,592,625	-	-	2,592,625
Producer Durables	11,893,672	-	-	11,893,672
Technology	4,872,257	-	-	4,872,257
Utilities	1,077,614	-	-	1,077,614
Total Common Stocks	61,730,813	-	-	61,730,813
Short-Term Investments	2,404,835	-	-	2,404,835
Total Investments in Securities	$64,135,648	$-	$-	$64,135,648

Pzena Emerging Markets Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$8,011,924	$-	$-	$8,011,924
China	68,881,163	-	-	68,881,163
Czech Republic	6,255,442	-	-	6,255,442
Hong Kong	10,309,260	-	-	10,309,260
Hungary	3,289,449	-	-	3,289,449
India	19,828,520	-	-	19,828,520
Malaysia	4,382,467	-	-	4,382,467
Poland	4,090,298	-	-	4,090,298
Republic of Korea	51,746,900	-	-	51,746,900
Romania	4,294,970	-	-	4,294,970
Russian Federation	20,725,728	-	-	20,725,728
Singapore	7,298,957	-	-	7,298,957
South Africa	11,902,456	-	-	11,902,456
Taiwan	35,948,705	-	-	35,948,705
Thailand	10,019,575	-	-	10,019,575
Turkey	9,442,367	-	-	9,442,367
United Arab Emirates	5,736,534	-	-	5,736,534
United Kingdom	12,838,151	-	-	12,838,151
United States	13,626,954	-	-	13,626,954
Total Common Stocks	308,629,820	-	-	308,629,820
Total Preferred Stocks
Brazil	4,435,877	-	-	4,435,877
Republic of Korea	5,489,281	-	-	5,489,281
Total Preferred Stocks	9,925,158	-	-	9,925,158
Short-Term Investments	13,140,896	-	-	13,140,896
Total Investments in Securities	$331,695,874	$-	$-	$331,695,874

Pzena Long/Short Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$5,056,753	$-	$-	$5,056,753
Energy	1,840,929	-	-	1,840,929
Financial Services	7,383,486	-	-	7,383,486
Health Care	2,725,744	-	-	2,725,744
Materials & Processing	458,048	-	-	458,048
Producer Durables	3,128,104	-	-	3,128,104
Technology	2,609,980	-	-	2,609,980
Utilities	1,961,318	-	-	1,961,318
Total Common Stocks	25,164,362	-	-	25,164,362
REITs	2,056,653	-	-	2,056,653
Short-Term Investments	31,208	-	-	31,208
Total Investments in Securities	$27,252,223	$-	$-	$27,252,223

	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks
Consumer Discretionary	$2,259,527	$-	$-	$2,259,527
Consumer Staples	151,714	-	-	151,714
Financial Services	744,996	-	-	744,996
Health Care	3,708,590	-	-	3,708,590
Materials & Processing	1,149,775	-	-	1,149,775
Producer Durables	1,512,729	-	-	1,512,729
Technology	3,619,691	-	-	3,619,691
Utilities	336,634	-	-	336,634
Total Common Stocks	13,483,656	-	-	13,483,656
REITs	501,117	-	-	501,117
Total Securities Sold Short	$13,984,773	$-	$-	$13,984,773

Pzena Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,574,192	$-	$-	$2,574,192
Consumer Staples	2,147,920	-	-	2,147,920
Energy	1,789,614	-	-	1,789,614
Financial Services	9,759,658	-	-	9,759,658
Health Care	1,771,946	-	-	1,771,946
Materials & Processing	2,829,779	-	-	2,829,779
Producer Durables	6,283,498	-	-	6,283,498
Technology	4,789,277	-	-	4,789,277
Total Common Stocks	31,945,884	-	-	31,945,884
REITs	272,394	-	-	272,394
Short-Term Investments	1,372,479	-	-	1,372,479
Total Investments in Securities	$33,590,757	$-	$-	$33,590,757

Pzena International Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$21,247	$-	$-	$21,247
Austria	53,153	-	-	53,153
Belgium	40,739	-	-	40,739
Canada	181,863	-	-	181,863
France	262,911	-	-	262,911
Germany	169,814	-	-	169,814
Hong Kong	91,490	-	-	91,490
Italy	164,755	-	-	164,755
Japan	322,903	-	-	322,903
Netherlands	120,175	-	-	120,175
Republic of Korea	38,669	-	-	38,669
Spain	41,561	-	-	41,561
Switzerland	36,589	-	-	36,589
United Kingdom	332,942	-	-	332,942
Total Common Stocks	1,878,811	-	-	1,878,811
Short-Term Investments	102,078	-	-	102,078
Total Investments in Securities	$1,980,889	$-	$-	$1,980,889

Refer to the Funds' Schedule of Investments for a detailed break-out of holdings by industry classifications.
Transfers between levels are recognized at the end of the reporting period. During the period ended November 30, 2019, the Funds recognized no transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)  /s/Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive Officer/
 Principal Executive Officer

Date 1/23/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive Officer/
 Principal Executive Officer

Date 1/23/2020

By (Signature and Title)  /s/Cheryl L. King
     Cheryl L. King, Vice President/Treasurer/Principal Financial
     Officer

Date 1/28/2020